                     TT INTERNATIONAL INVESTMENT MANAGEMENT




                              TT Europe Mutual Fund




                        ANNUAL REPORT December 31, 2001





                                       TT
                                 -------------
                                 INTERNATIONAL

TABLE OF CONTENTS

        To Our Shareholders                                             1

        Managers Discussion and Analysis                              2-3

        Management of the Fund and the Portfolio                    20-22



        TT EUROPE MUTUAL FUND

        Statement of Assets and Liabilities                             4

        Statement of Operations                                         5

        Statement of Changes in Net Assets                              6

        Financial Highlights                                            7

        Notes to Financial Statements                                 8-9

        Report of Independent Accountants                              10



        TT EUROPE PORTFOLIO

        Schedule of Investments                                     11-12

        Statement of Assets and Liabilities                            13

        Statement of Operations                                        14

        Statement of Changes in Net Assets                             15

        Notes to Financial Statements                               16-18

        Report of Independent Accountants                              19

PRESIDENT'S LETTER


Dear Fellow Shareholder,

I am delighted to present to you the first year-end report for the TT Europe Mutual Fund.

At December 31, 2001 the net assets of the TT Europe Mutual Fund amounted to US$85,000. Net performance since inception of the fund in mid February was -14.83%, compared to -16.17% for the Morgan Stanley Capital International Europe Index.

Last year proved to be a difficult one for European equity markets and active managers alike. The world economy turned out to be in worse condition than many expected, and for a few days in September we all stood still following the worst terrorist attacks in history. It has been a year of the unexpected and also a year of tough choices. For TT International it was no different and the disappointing performance of the TT Europe Mutual Fund in absolute terms reflects this. 2001 also marked the second consecutive year of declining stock markets, and while we are not as optimistic as some regarding the prospects for equities in the year ahead, we do expect to see economies recover, even if growth is only muted, in the coming months.

While our performance is disappointing given our absolute return philosophy, we feel that in the context of our recent record in European equities over the past couple of years and the very difficult and uncertain conditions for both economies and markets, it has been some achievement to hold a reasonably steady course over what has been an extremely volatile period. Although 2002 is likely to begin where last year left off, we expect prospects to improve in Europe in the latter half of the year with improving return on equity in the corporate sector and the re-emergence of restructuring and M&A activity following key elections in France and Germany.

In 2002 we intend to do better, and we believe here at TT we have the best team in place to make this happen. Your continued support is much appreciated.

Sincerely,

/s/ David Burnett

DAVID BURNETT
President

TT Europe Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS

1Q01

    Consensus outlook at the turn of the year was for a sharp slowdown in US economic activity, swiftly followed by a commensurate rebound - the so-called "V-shaped" recovery. Whilst we did not doubt that the American economy was vulnerable to a hard landing, we were certainly skeptical that the expected recovery would follow so quickly and with such vigor. In the near term the extent of the downturn was likely to be far greater than was priced into markets and we were confident that monetary authorities would respond with concerted action to stimulate demand and revive growth. Although the market was already discounting aggressive easing, we believed that interest rate cuts would have to be deeper than expected, and that they would have to be held lower for longer than expected. Furthermore, we believed that investors would look beyond the current backdrop of economic stagnation and deteriorating earnings to a resumption of growth - probably by year end - stimulated by easier money. Consequently, we focused our attention on economically sensitive sectors that would be most responsive to a lower interest rate environment, and built significant positions in leading European telecom operators as well as retail banks, which generally outperform in the early stages of an easing cycle. At this point it is worth distinguishing between relative and absolute performance. In absolute terms, our holdings of banks and telecom companies proved costly in Q1. When compared to the benchmark, however, strong stock selection in these areas, and particularly in information technology, produced returns comfortably ahead of the index. Despite this, our industrial holdings, where a number of stock-specific plays underperformed, were hit hard and meant the portfolio ended its first quarter marginally behind the benchmark.

2Q01

    Towards the end of Q1 we adopted a more cautious approach, consolidating the portfolio and balancing our higher beta holdings in telecoms and other growth industries with defensive stocks where we perceived there to be little or no downside. This "barbell" strategy involved halving our tech/telecoms exposure and moving into pharmaceuticals, oils and utilities where predictable, if modest, earnings growth provided an implicit hedge against market volatility.

    Stock markets rallied briefly in April, driven by hopes that key interest rate cuts would restore economic growth, although this optimism proved short-lived and it was our defensive holdings which generally performed best. The top performing sectors, both in relative and absolute terms, were financials, which rebounded following their first quarter mauling, and materials. The portfolio made up a little ground over the quarter and inched ahead of the benchmark for the year.

3Q01

    Events and headlines were dominated by the terrorist atrocities in New York and Washington in September. Volatile markets were thrown into a state of heightened uncertainty as policymakers deliberated on the appropriate response and investors assessed the impact on already fragile economies. The portfolio suffered its steepest monthly decline in September, with our holdings in the financial sector particularly badly affected. We therefore reduced those areas most vulnerable to further downward lurches - principally financials which we halved over Q3, but also telecoms - and bought more oils, pharmaceuticals and utilities, which tend to be more resilient thanks to highly stable and visible future earnings. However, in keeping with our "barbell" strategy we continued to hold a number of stocks focused on recovery in the semiconductor cycle, as valuations in this area seemed to be finding a floor. Over the quarter the portfolio gained a further percent or so, ending around two percentage points ahead of the benchmark.

4Q01

    We took the view following September's events that the consumer was highly likely to retrench, making a further, sharp contraction in economic activity almost inevitable. Therefore, for the first few weeks of Q4 we remained defensive. However, instead of sparking off a wave of selling that may have marked a final capitulation, the September 11 attacks had quite the opposite effect. In the immediate aftermath equity markets did indeed fall sharply, but then recovered strongly, some by as much as 20%. Expectations for a swift economic recovery and the extraordinary levels of excess liquidity in the world's financial systems proved to be powerful stimuli. Given our assessment at the time - namely that economic recovery, when it comes, will be muted and earnings will disappoint - we considered the rally in Q4 to be a good trading opportunity rather than the beginnings of a sustainable upturn. A number of changes in the portfolio reflected this view. Most notably we increased exposure to cyclical consumer/retail issues which are generally highly responsive to changes in sentiment. In particular we rebuilt our telecoms exposure in November, when a number of mobile operators reported strong customer growth accompanied by lower spending on attracting new subscribers. In Q4 we were very much in line with the benchmark - up just over ten percent. Over the year as a whole we were a little over one percent ahead of the index.

TT Europe Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                                                 US$
----------------------------------------------------------------------------------------------------
ASSETS:

Investment in TT Europe Portfolio ("Portfolio"), at value                                    132,426
Receivable from Advisor                                                                        2,622
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                 135,048
----------------------------------------------------------------------------------------------------

LIABILITIES:

Accrued expenses and other liabilities                                                        50,048
----------------------------------------------------------------------------------------------------
Total liabilities                                                                             50,048
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    85,000
----------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF:
Paid in capital                                                                              100,906
Undistributed net investment income                                                               56
Accumulated net realized loss on investments                                                 (17,739
Net unrealized appreciation                                                                    1,777
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    85,000
----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (unlimited shares authorized; no par value)         10,108
----------------------------------------------------------------------------------------------------
Net asset value per share (offering and redemption price)                                       8.41
----------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM FEBRUARY 12, 2001 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2001

                                                                                                      US$
INVESTMENT INCOME:
Interest*                                                                                           1,083
Dividends*^                                                                                         1,479
Expenses*                                                                                          (1,178)
---------------------------------------------------------------------------------------------------------
Total income                                                                                        1,384
---------------------------------------------------------------------------------------------------------


EXPENSES:
Legal services                                                                                     32,081
Administration fees                                                                                26,465
Blue sky expense                                                                                   25,631
Transfer agent fees                                                                                24,387
Trustees' fees and expenses                                                                        17,865
Custodian fees                                                                                     14,116
Printing and postage expense                                                                        8,624
Audit services                                                                                      6,978
SEC fees                                                                                            2,441
Investment advisory fees                                                                              381
Other Expenses                                                                                        882
---------------------------------------------------------------------------------------------------------
Total expenses                                                                                    159,851
Less expense waiver and/or reimbursement                                                         (159,851)
---------------------------------------------------------------------------------------------------------
Net expenses                                                                                            -
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               1,384
---------------------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized loss on:
Investments*                                                                                      (17,702)
Foreign currency transactions and forward foreign currency exchange contracts*                       (299)
---------------------------------------------------------------------------------------------------------
                                                                                                  (18,001)
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on:
Investments*                                                                                        1,780
Foreign currency transactions and forward foreign currency exchange contracts*                         (3)
---------------------------------------------------------------------------------------------------------
                                                                                                    1,777
---------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                                           (16,224)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              (14,840)
---------------------------------------------------------------------------------------------------------
^Net of foreign taxes withheld                                                                        203
---------------------------------------------------------------------------------------------------------

*Allocated from TT Europe Portfolio

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          PERIOD FROM
                                                                                                    FEBRUARY 12, 2001
                                                                                                     (COMMENCEMENT OF
                                                                                                  OPERATIONS) THROUGH
                                                                                                    DECEMBER 31, 2001
                                                                                                                  US$
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                                                                           1,384
Net realized loss on investments                                                                              (18,001)
Net change in net unrealized appreciation                                                                       1,777
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                                          (14,840)
----------------------------------------------------------------------------------------------------------------------


DIVIDENDS TO SHAREHOLDERS:

Net Investment Income                                                                                          (1,066)
----------------------------------------------------------------------------------------------------------------------
Total dividends                                                                                                (1,066)
----------------------------------------------------------------------------------------------------------------------


FUND SHARE TRANSACTIONS:
Net proceeds from shares sold                                                                                 100,000
Shares issued on reinvestment of dividends                                                                        906
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                                                    100,906
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                                   85,000
----------------------------------------------------------------------------------------------------------------------


NET ASSETS:
Beginning of year                                                                                                   -
----------------------------------------------------------------------------------------------------------------------
End of year*                                                                                                   85,000
----------------------------------------------------------------------------------------------------------------------
*Including undistributed net investment income of                                                                  56
----------------------------------------------------------------------------------------------------------------------


CHANGES IN SHARES OUTSTANDING:

Beginning shares outstanding                                                                                        -
Shares sold                                                                                                    10,000
Shares issued on reinvestment of dividends                                                                        108
Shares redeemed                                                                                                     -
----------------------------------------------------------------------------------------------------------------------
                                                                                                               10,108
----------------------------------------------------------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                                  PERIOD FROM FEBRUARY 12, 2001
                                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                                      THROUGH DECEMBER 31, 2001
                                                                                                            US$
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                                                                    $10.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                      0.14(1)
Net realized and unrealized depreciation                                                                  (1.62)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                          (1.48)
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                      (0.11)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                       (0.11)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                                                           $8.41
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                             (14.83)%+^


RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (thousands)                                                                       $85
Gross Expenses (to average daily net assets)                                                             425.48%*
Net Expenses (to average daily net assets)                                                                 1.54%*
Net Investment Income (to average daily net assets)                                                        1.81%*

For the period indicated, the investment adviser voluntarily agreed not to impose its investment advisory fee and reimbursed the fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursement would not exceed, on a per annum basis, 1.55% of the Fund's daily net assets.

If this voluntary action had not been taken, the net investment loss per share and ratios would have been:

Net Investment Loss (to average daily net assets)                                                       (422.12)%*
Net Investment Loss per share                                                                            (32.20)

(1)  Computed using average shares outstanding for the period.
+    Total return would have been lower in the absence of waivers.
^    Not annualized.
*    Annualized.


                     SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS

A.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    TT Europe Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000. The Fund commenced operations on February 12, 2001. The Fund's initial investment of $100,000 was made on February 6, 2001.

    The Fund seeks to achieve its investment objective by investing all its assets in TT Europe Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management is the Portfolio's investment manager (the "Portfolio Manager").

    The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION

        The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at December 31, 2001). The method by which the Portfolio values its securities is discussed in Note 1 of the Portfolio's Notes to the financial statements, which are included elsewhere in this report.

    2.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

        The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Portfolio.

    3.  FEDERAL INCOME TAXES

        The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2001.

    4.  DISTRIBUTIONS TO SHAREHOLDERS

        Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares.

        Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

        Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from generally accepted accounting principles. These temporary and permanent differences are primarily due to losses on wash sale transactions, post-October loss deferrals, foreign currency gains and losses, passive foreign investment company transactions, and foreign taxes.

        The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of December 31, 2001. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

    ACCUMULATED UNDISTRIBUTED                 ACCUMULATED NET
    NET INVESTMENT INCOME                REALIZED GAIN/(LOSS)                PAID IN CAPITAL
--------------------------------------------------------------------------------------------
    $(262)                                               $262                             $0

    5.  EXPENSES

        Pursuant to a Management Agreement with the Feeder Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Fund's assets. For its advisory services, the Feeder Trust pays monthly to TTI a management fee from the assets of the Fund at an annual rate equal to 0.50% of the Fund's average daily net assets.

        In addition to amounts payable under a Management Agreement between the Feeder Trust and TTI, the Fund is responsible for its own expenses including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TTI or the Fund's Distributor (as defined below), government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

    6.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

        For the period from February 12, 2001 (commencement of operations) until December 31, 2001, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.55% of its average daily net assets.

        Quasar Distributors, LLC (the "Distributor") serves as the Fund's distributor. The Fund does not pay the Distributor a fee for distribution services or for services provided to shareholders.

B.  FEDERAL TAX INFORMATION

    The Fund has elected to defer to January 1, 2002 post-October capital losses of $1,529. Undistributed ordinary income for tax purposes for the year ended December 31, 2001 is $52.

    At December 31, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amount:

    YEAR OF EXPIRATION                                          AMOUNT
-----------------------------------------------------------------------
    2009                                                       $15,132

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of TT International U.S.A. Feeder Trust (the Trust) and the Shareholders of TT Europe Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TT Europe Mutual Fund (one of the portfolios constituting TT International U.S.A. Feeder Trust, hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period February 12, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 6, 2002

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001

                                                            VALUE (NOTE 1)
COMMON STOCKS - 59.84%                          SHARES                 US$
----------------------------------------------------------------------------
DENMARK - 3.73%
ELECTRICAL EQUIPMENT - 1.97%
NEG Micon A/S #
                                                  45             1,185
Vestas Wind Systems A/S                           52             1,419
----------------------------------------------------------------------------
                                                                 2,604
----------------------------------------------------------------------------
PHARMACEUTICALS - 1.76%
Novo Nordisk A/S - Class B                        57             2,331
----------------------------------------------------------------------------
TOTAL DENMARK                                                    4,935
----------------------------------------------------------------------------


FINLAND - 1.79%
DIVERSIFIED TELECOMMUNICATIONS - 1.79%
Nokia Oyj                                         92             2,372
----------------------------------------------------------------------------
TOTAL FINLAND                                                    2,372
----------------------------------------------------------------------------


FRANCE - 13.12%
ADVERTISING - 0.85%
Havas Advertising                                156             1,129
----------------------------------------------------------------------------
BUILDING MATERIALS - 1.27%
Lafarge SA                                        18             1,681
----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 1.31%
Technip SA                                        13             1,736
----------------------------------------------------------------------------
COSMETICS & PERSONAL CARE - 1.20%
Christian Dior SA                                 52             1,595
----------------------------------------------------------------------------
MEDIA - 1.82%
Vivendi Universal SA                              44             2,409
----------------------------------------------------------------------------
PHARMACEUTICALS - 4.18%
Aventis SA                                        36             2,555
Sanofi-Synthelabo SA                              40             2,984
----------------------------------------------------------------------------
                                                                 5,539
----------------------------------------------------------------------------
RETAILERS - 0.93%
Galeries Lafayette                                 9             1,225
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 1.56%
Orange SA #                                      228             2,066
----------------------------------------------------------------------------
TOTAL FRANCE                                                    17,380
----------------------------------------------------------------------------


GERMANY - 5.91%
AIRLINES - 1.00%
Deutsche Lufthansa - Registered                  100             1,320
----------------------------------------------------------------------------
CHEMICALS - 1.76%
Bayer AG                                          73             2,326
----------------------------------------------------------------------------
INSURANCE - 1.97%
Allianz AG - Registered                           11             2,604
----------------------------------------------------------------------------
SOFTWARE - 1.18%
SAP AG                                            12             1,563
----------------------------------------------------------------------------
TOTAL GERMANY                                                    7,813
----------------------------------------------------------------------------


ITALY - 3.73%
OIL & GAS - 3.73%
ENI Spa                                          207             2,594
Italgas Spa                                      250             2,345
----------------------------------------------------------------------------
                                                                 4,939
----------------------------------------------------------------------------
TOTAL ITALY                                                      4,939
----------------------------------------------------------------------------


NETHERLANDS - 4.78%
DIVERSIFIED TELECOMMUNICATIONS - 2.01%
Royal KPN NV #                                   523             2,658
----------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.19%
Royal Philips Electronics NV                      53             1,575
----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.58%
ASM Lithography Holding NV #                      50               869
BE Semiconductor Industries NV #                 141             1,220
----------------------------------------------------------------------------
                                                                 2,089
----------------------------------------------------------------------------
TOTAL NETHERLANDS                                                6,322
----------------------------------------------------------------------------


SPAIN - 3.77%
BEVERAGES, FOOD & TOBACCO - 2.63%
Altadis SA                                       205             3,485
----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 1.14%
Telefonica SA #                                  113             1,512
----------------------------------------------------------------------------
TOTAL SPAIN                                                      4,997
----------------------------------------------------------------------------

                                                            VALUE (NOTE 1)
COMMON STOCKS - (continued)                     SHARES                 US$
----------------------------------------------------------------------------
SWEDEN - 1.08%
MEDIA - 1.08%
Eniro AB #                                       200             1,432
----------------------------------------------------------------------------
TOTAL SWEDEN                                                     1,432
----------------------------------------------------------------------------


SWITZERLAND - 6.63%
BANKS - 2.44%
UBS AG - Registered #                             64             3,231
----------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO - 1.77%
Nestle SA - Registered                            11             2,346
----------------------------------------------------------------------------
INSURANCE - 2.42%
Converium Holding AG #                            66             3,209
----------------------------------------------------------------------------
TOTAL SWITZERLAND                                                8,786
----------------------------------------------------------------------------


UNITED KINGDOM - 15.30%
CONSTRUCTION & ENGINEERING - 1.85%
BAA PLC                                          305             2,443
----------------------------------------------------------------------------
CONTAINERS & PACKAGING - 1.56%
Rexam PLC                                        380             2,072
----------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 3.71%
Amvescap PLC                                     182             2,624
Schroders PLC                                    186             2,287
----------------------------------------------------------------------------
                                                                 4,911
----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 2.53%
Vodafone Group PLC                             1,282             3,353
----------------------------------------------------------------------------
FOOD & DRUG RETAILING - 1.54%
J Sainsbury PLC                                  383             2,040
----------------------------------------------------------------------------
OIL & GAS - 1.60%
Shell Transport & Trading                        308             2,115
----------------------------------------------------------------------------
RETAILERS - 1.56%
Marks & Spencer PLC                              394             2,069
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.95%
MM02 PLC #                                     1,003             1,262
----------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                            20,265
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $77,461)                                                  79,241
----------------------------------------------------------------------------

TOTAL INVESTMENTS - 59.84%
(COST $77,461)                                                  79,241
OTHER ASSETS
IN EXCESS OF LIABILITIES 40.16%                                 53,185
----------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                       132,426
----------------------------------------------------------------------------


#       Non-income producing security.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                             US$
--------------------------------------------------------------------------------
ASSETS:

Investments, at value*                                                    79,241
Cash at interest                                                         100,853
Foreign currency**                                                         2,407
Dividends and interest receivable                                            183
Recoverable foreign taxes                                                     27
--------------------------------------------------------------------------------
Total assets                                                             182,711
--------------------------------------------------------------------------------

LIABILITIES:
Payable for investment advisory fees                                          52
Accrued expenses and other liabilities                                    50,233
--------------------------------------------------------------------------------
Total liabilities                                                         50,285
--------------------------------------------------------------------------------
NET ASSETS                                                               132,426
--------------------------------------------------------------------------------
* Cost of Investments                                                     77,461
--------------------------------------------------------------------------------
** Cost of Foreign Currency                                                2,412
--------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM FEBRUARY 12, 2001 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2001

                                                                                                US$
INVESTMENT INCOME:
Interest income                                                                               1,083
Dividend income*                                                                              1,479
---------------------------------------------------------------------------------------------------
Total income                                                                                  2,562
---------------------------------------------------------------------------------------------------


EXPENSES:
Accounting and custody fees                                                                  76,886
Administration fees                                                                          52,930
Trustees' fees and expenses                                                                  17,865
Audit fees                                                                                   10,967
Investment advisory fee                                                                         432
Other expenses                                                                                5,682
---------------------------------------------------------------------------------------------------
Total expenses                                                                              164,762
Less expense waiver and/or reimbursement                                                   (163,584)
---------------------------------------------------------------------------------------------------
Net expenses                                                                                  1,178
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         1,384
---------------------------------------------------------------------------------------------------


REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized loss on:
Investment security transactions                                                            (17,702)
Foreign currency transactions and forward foreign currency exchange contracts                  (299)
---------------------------------------------------------------------------------------------------
                                                                                            (18,001)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                                         1,780
Foreign currency transactions and forward foreign currency exchange contracts                    (3)
---------------------------------------------------------------------------------------------------
                                                                                              1,777
---------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                                     (16,224)
---------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        (14,840)
---------------------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                                 203
---------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    PERIOD FROM
                                                                                              FEBRUARY 12, 2001
                                                                                               (COMMENCEMENT OF
                                                                                            OPERATIONS) THROUGH
                                                                                              DECEMBER 31, 2001
                                                                                                            US$
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                                     1,384
Net realized loss                                                                                       (18,001)
Net change in unrealized appreciation                                                                     1,777
----------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                                    (14,840)
----------------------------------------------------------------------------------------------------------------


CAPITAL TRANSACTIONS
Contributions                                                                                           186,969
Withdrawals                                                                                             (39,703)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital transactions                                                    147,266
----------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                            132,426
----------------------------------------------------------------------------------------------------------------


NET ASSETS:
Beginning of year                                                                                             -
----------------------------------------------------------------------------------------------------------------
End of year                                                                                             132,426
----------------------------------------------------------------------------------------------------------------


                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS

A.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    TT International Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on February 12, 2001.

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION

        The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

    2.  SECURITY TRANSACTIONS AND INCOME RECOGNITION

        Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

    3.  FEDERAL INCOME TAXES

        For the year-ended December 31, 2001, TT Europe Mutual Fund (the "Fund") was the sole investor in the Portfolio; therefore, the Portfolio and the Fund are treated as a single entity for U.S. tax purposes. The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from federal income and excise taxes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). Accordingly, no provision for federal taxes was required at December 31, 2001.

        It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

    4.  FOREIGN SECURITIES

        Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

        Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

    5.  FOREIGN CURRENCY TRANSLATION

        For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

        As of December 31, 2001, the Portfolio had no open forward foreign currency exchange contracts outstanding.

    6.  FUTURES CONTRACTS

        The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with all futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

        As of December 31, 2001, there were no open long futures contracts outstanding.

B.  INVESTMENT ADVISORY AGREEMENT

    Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its advisory services, the Portfolio Trust shall pay monthly TTI from the assets of the Portfolio a management fee at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

C.  SECURITY TRANSACTIONS

    Purchases and sales of investments, exclusive of short-term securities, for the Portfolio for the period ended December 31, 2001, were as follows:

    COST OF PURCHASES                                      PROCEEDS FROM SALES
    US$                                                                    US$
------------------------------------------------------------------------------
    272,854                                                            177,691

    At December 31, 2001 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

                             UNREALIZED            UNREALIZED      NET UNREALIZED
    TAX COST               APPRECIATION          DEPRECIATION        APPRECIATION
    US$                             US$                   US$                 US$
---------------------------------------------------------------------------------
    78,538                        3,627                (2,924)                703

D.  FINANCIAL HIGHLIGHTS

    The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                                                         FOR THE
                                                                                    PERIOD ENDED
                                                                                    DECEMBER 31, 2001*
------------------------------------------------------------------------------------------------------
    Ratio of net expenses                                                                   1.36%+
    Ratio of gross expenses                                                               190.42%+
    Ratio of net investment income                                                          1.60%+
    Portfolio Turnover                                                                       227%
    Total Return                                                                          (14.65)%^

* For the period February 12, 2001 (commencement of operations) through December 31, 2001.
+ Annualized.
^ Not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of TT International U.S.A. Master Trust (the Trust) and the Shareholders of TT Europe Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TT Europe Portfolio (one of the portfolios constituting TT International U.S.A. Master Trust, hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period February 12, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 6, 2002

MANAGEMENT OF THE FUND AND THE PORTFOLIO (UNAUDITED)

The management and affairs of the Fund are supervised by the Trustees of the Feeder Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.

Information about the Trustees and officers of the Feeder Trust and the Portfolio Trust is set forth below.

TRUSTEES OF THE TRUST AND THE PORTFOLIO TRUST

DISINTERESTED TRUSTEES(1)

                                       TERM OF OFFICE                               NUMBER OF PORTFOLIOS
    NAME, ADDRESS,   POSITION(S) HELD  AND LENGTH OF     PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX      OTHER DIRECTORSHIPS HELD
       AND AGE(2)     WITH THE TRUSTS   TIME SERVED(3)     DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE           BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John A. Benning     Trustee of the    1+ years (since   Retired.                   TT International        Director, ICI Mutual
Age: 67             Feeder Trust and  August 2000)      Senior Vice President      U.S.A. Master &         Insurance Company (since
                    the Portfolio                       and General Counsel,       Feeder Trusts: 4        June 2000); Director,
                    Trust                               Liberty Financial          Portfolios              SageLife Assurance of
                                                        Companies, Inc.                                    America (variable annuity
                                                        (financial services)                               insurance company) (since
                                                        (1997-2001).                                       June 2000); General
                                                                                                           Partner, Mad River Green
                                                                                                           Partners (real estate)
                                                                                                           (since 1972).

Peter O. Brown      Trustee of the    1+ years (since   Counsel, Harter, Secrest & TT International        Trustee, CGM Trust and
Age: 61             Feeder Trust and  August 2000)      Emery LLP (since           U.S.A. Master &         CGM Capital Development
                    the Portfolio                       2001); Partner, Harter,    Feeder Trusts: 4        Fund (since June 1993).
                    Trust                               Secrest & Emery LLP        Portfolios
                                                        (from 1997-2000).

Robert W. Uek       Trustee of the    1+ years (since   Self-Employed              TT International        Trustee, Hillview
Age: 60             Feeder Trust and  August 2000)      Consultant; Partner,       U.S.A. Master &         Investment Trust (mutual
                    the Portfolio                       PricewaterhouseCoopers     Feeder Trusts: 4        fund) (since June 2000).
                    Trust                               LLP (accounting firm)      Portfolios
                                                        (1994 to June 1999).

(1) Disinterested Trustees are those Trustees who are not "interested persons" of the Feeder Trust and the Portfolio Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

(2) The address of each Trustee of the Feeder Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

(3) As provided in the Declarations of Trust of the Feeder Trust and the Portfolio Trust, each Trustee holds office during the lifetime of the Feeder Trust and the Portfolio Trust and until their termination or until the election and qualification of his successor.

MANAGEMENT OF THE FUND AND THE PORTFOLIO (UNAUDITED)
INTERESTED TRUSTEES1

                                         TERM OF OFFICE                             NUMBER OF PORTFOLIOS
    NAME, ADDRESS,     POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX     OTHER DIRECTORSHIPS HELD
       AND AGE(2)       WITH THE TRUSTS  TIME SERVED(3)     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David J.S. Burnett(4) Trustee of the    1+ years (since  Managing Partner, TT      TT International      Chairman, TT International
Age: 44               Feeder Trust and  August 2000)     International (since      U.S.A. Master &       Bermuda Ltd.; Director TT
                      the Portfolio                      September 1998);          Feeder Trusts: 4      International Funds PLC
                      Trust                              Director, Brunswick       Portfolios            (investment management);
                                                         UBS Warburg Ltd.                                Director TT Europe Alpha
                                                         (investment banking)                            Fund Ltd. (investment
                                                         (May 1998 to August                             management); Director,
                                                         1998); Dalgland                                 TT Europe Beta Fund Ltd.
                                                         Nominees (PM) Ltd.                              (investment management);
                                                         (nominee company)                               Director, C. Crosby Limited
                                                         (November 1995 to                               (property lease holding
                                                         August 1998); Chairman,                         company) (since
                                                         Fenway Services Limited                         January 1999).
                                                         (securities trader)
                                                         (November 1997 to
                                                         August 1998); Director,
                                                         Warburg Dillon Read
                                                         Securities (South Africa)
                                                         (stockbroker) (October
                                                         1995 to August 1998).

(1) Interested Trustees are those Trustees who are "interested persons" of the Feeder Trust and the Portfolio Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

(2) The address of each Trustee of the Feeder Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

(3) As provided in the Declarations of Trust of the Feeder Trust and the Portfolio Trust, each Trustee holds office during the lifetime of the Feeder Trust and the Portfolio Trust and until their termination or until the election and qualification of his successor.

(4) Mr. Burnett is deemed to be an "interested" Trustee of the Feeder and the Portfolio Trust because of his affiliation with TT International Investment Management, the Investment Manager of the Fund and the Portfolio.

OFFICERS OF THE FEEDER TRUST AND THE PORTFOLIO TRUST

                                             TERM OF OFFICE
    NAME, ADDRESS,       POSITION(S) HELD    AND LENGTH OF
       AND AGE(1)         WITH THE TRUSTS     TIME SERVED(2)           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
David J.S. Burnett      President of the     1+ years (since     See Interested Trustees table above
Age: 43                 Feeder Trust and     August 2000)
                        the Portfolio
                        Trust

S. Austin Allison       Secretary of the     1+ years (since     Partner, Head of Compliance & Legal, TT International (since
Age: 54                 Feeder Trust and     August 2000)        January 2001); Head of Compliance and Legal, TT International
                        the                                      Portfolio Trust (June 2000 to December 2000);
                                                                 Director, TT Investment Advisers Inc. (since March 2001);
                                                                 Director, TT International Funds PLC (since August 2001);
                                                                 Director, TT International (Bermuda) Limited (since Novmeber
                                                                 2001); Director, Legal & Compliance, Westdeutsche Landesbank
                                                                 Group (banking, financial services) (January 1997 to June 2000).


Graham Barr             Treasurer of the     1+ years (since     Financial Controller, TT International (since June 1998);
Age: 36                 Feeder Trust and     August 2000)        Company Secretary, C. Crosby Ltd. (holding company) (since
                        the Portfolio Trust                      November 1999); Head of Investment Accounting, AIB Govett Asset
                                                                 Management (fund management) (August 1993 to June 1998).

Jeff Gaboury            Assistant Treasurer  1+ years (since     Director, Mutual Fund Administration, Investors Bank & Trust
Age: 33                 of the Feeder        August 2000)        Company (since October 1996).
                        Trust and the
                        Portfolio Trust

Jill Grossberg          Assistant            1+ years (since     Director and Counsel, Mutual Fund Administration, Investors Bank &
Age: 55                 Secretary of the     August 2000)        Trust Company, (since April 2000); Assistant Vice President and
                        Feeder Trust and                         AssociateCounsel, Putnam Investments (March 1995 to March 2000).
                        the Portfolio Trust

(1) The address of each Officer of the Feeder Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

(2) As provided in the By-Laws of the Feeder Trust and the Portfolio Trust, each of the President, the Treasurer and the Secretary shall hold office until his or her respective successor shall have been duly elected and qualified, and the Assistant Treasurer and the Assistant Secretary shall hold office at the pleasure of the Trustees.

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                                       23

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